Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

26.    Related party transactions

Compensation of key management personnel

The Company’s directors and members of the executive committee are the Company’s key management personnel. Compensation awarded to key management include the following:

	Years ended September 30,
	2024 $	2023 $	2022 $
Salaries and short-term employee benefits	2,305,749	1,883,078	2,050,590
Stock-based compensation	5,939,192	850,271	1,134,006
	8,244,941	2,733,349	3,184,596

Transactions with related parties

	Years ended September 30,
Entity with significant influence over the Company	2024 $	2023 $	2022 $
Consolidated statement of loss
Interest on convertible loans	3,023,652	—	—
Loss on exercise of conversion option	366,957	—	—
Gain on revaluation of convertible loans	—	—	(704,912)